DREYFUS
INTERMEDIATE MUNICIPAL
BOND FUND, INC.

SEMIANNUAL REPORT November 30, 2001







The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 CONTENTS

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            20   Statement of Assets and Liabilities

                            21   Statement of Operations

                            22   Statement of Changes in Net Assets

                            23   Financial Highlights

                            24   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                 DREYFUS INTERMEDIATE MUNICIPAL

                                                                BOND FUND, INC.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We  present this semiannual report for Dreyfus Intermediate Municipal Bond Fund,
Inc., covering the six-month period from June 1, 2001 through November 30, 2001.
Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

Even before the devastating terrorist attacks of September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates  aggressively. After the attacks, the Fed reduced rates even further in an attempt  to  offset  the  adverse economic effects of the disruption in business activity  and  consumer spending. Recent events have prolonged existing economic weakness,  but  we  believe  that  the  U.S.  may begin to see signs of economic
recovery    in    the    months    ahead.

In  the  meantime,  there is little doubt that municipal bond yields will remain relatively  low  and  that  the  investment  environment  will  continue  to  be challenging.  At  times  like these, emotions should be set aside in favor of an objective,  rational view of prevailing risks and opportunities. It is important during  any  time  of  market  uncertainty  to  seek professional management and professional  advice, both of which are cornerstones of our investment approach.
We encourage you to contact your financial advisor for information about ways to
refine    your    investment    strategies.

For  additional  market  perspectives,  we  have created "Investing In Uncertain
Markets," a publication designed to help you weather the storm through the long-term application of four fundamental principles of successful investing.
Visit www.dreyfus.com to order or download a copy.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer

The Dreyfus Corporation

December 14, 2001




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

HOW DID DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC. PERFORM RELATIVE TO ITS
BENCHMARKS?

For the six-month period ended November 30, 2001, the fund achieved a total return of 2.10% .(1) The Lehman Brothers 7-Year Municipal Bond Index and the
Lehman Brothers 10-Year Municipal Bond Index, the fund's benchmarks, achieved total returns of 3.13% and 3.50% , respectively, for the same period.(2)
Additionally,  the  fund  is  reported in the Lipper Intermediate Municipal Debt
Funds category. Over the reporting period, the average total return for all funds reported in the category was 3.07% .(3) The fund' s benchmarks are broad-based measures of overall municipal bond performance. There are no broad-based municipal bond market indices reflective of the performance of bonds issued by a single state. For this reason, we have also provided the fund's
Lipper category average return for comparative purposes.

We attribute the fund's positive overall performance to a generally favorable environment for municipal bonds, which was primarily the result of a weakening economy and high levels of demand from investors seeking investment alternatives to a declining stock market. However, returns were eroded by credit concerns arising in the wake of the September 11 terrorist attacks.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The fund' s objective is to seek a high level of federally tax-exempt income as is consistent with the preservation of capital. The fund's portfolio consists of bonds from issuers throughout the United States managed in the intermediate maturity range. In addition, we also seek to manage the fund for a competitive total return.

In  managing  the  fund,  we attempt to add value by selecting investment-grade, tax-exempt  bonds  in  the  maturity  ranges  that we believe are most likely to
provide    attractive    returns.    These    bonds     The    Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

comprise the portfolio's core position. We augment the core position with bonds that we believe have the potential to provide both current income and capital appreciation.

WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?

When the reporting period began, the U.S. economy had already entered its first recession in 10 years, and the stock market continued to decline. In this environment, the Federal Reserve Board (the "Fed") took steps to stimulate renewed economic growth. The Fed cut short-term interest rates five times, for a total reduction of 2.00 percentage points during the reporting period. In this declining interest-rate environment, yields of municipal bonds also fell. When bond yields fall, their prices generally rise, producing attractive levels of capital appreciation.

In addition, municipal bond prices were generally supported by supply-and-demand factors. Although the supply of new securities rose compared to the same period one year ago, demand for high quality, tax-exempt securities surged from investors seeking investment alternatives to a declining stock market, more than offsetting the modest increase in supply.

However,  these  positive  influences  were partially offset by the September 11 terrorist  attacks. Adverse economic repercussions were especially severe in New
York City's financial district, where many companies lost employees, offices and technological  infrastructure.  Investors became concerned that job losses would accelerate  and  tourism revenues would plunge, and the major independent credit rating  agencies  placed  New  York  City on negative credit watch. In addition, because  travel was disrupted throughout the United States, the attacks hurt the fund's holdings of bonds issued to finance the construction of airline terminals
and    other    airport    infrastructure.

In  this  environment  of heightened market volatility and accelerating economic decline,  we  had  adopted a more conservative posture even before September 11.
Although  returns  were  generally  higher  among  longer  term bonds during the reporting  period,  we primarily emphasized income-oriented bonds within the 11-
to  15-year  maturity  range, which we believed would be relatively resistant to
potential    market    downturns.

We typically purchased these bonds at modest premiums and favored those with protection from early redemption by their issuers. This shift to a more defensive approach proved beneficial when the market retreated from the highs achieved earlier in the year but caused performance to lag when prices rose after the September 11 attacks. In addition, our yield enhancement strategies contributed positively to performance when the yield differences between short- and long-term bonds widened.

WHAT IS THE FUND'S CURRENT STRATEGY?

We have already seen a healthy amount of new supply during the market's traditional year-end issuance period, which we believe should help promote market stability. However, the economic environment remains uncertain, so we intend to continue to manage the fund conservatively, with an eye toward maintaining its income stream. We have also intensified our focus on credit quality, generally limiting new purchases to bonds with high credit ratings

We  have  also  attempted to protect the fund from volatility at the long end of
the   maturity   spectrum.   Accordingly,   we   have   continued  to  emphasize
income-oriented,  call-protected  bonds in the 11- to 15-year maturity range. Of course,  we  are  prepared  to change our strategy and the fund's composition as market conditions evolve.

December 14, 2001

(1)  TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND
INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH
MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL
TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2)  SOURCE: LEHMAN BROTHERS -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE
APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL
BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE
INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 7-YEAR TAX-EXEMPT BOND MARKET,
CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 6-8 YEARS. THE LEHMAN BROTHERS
10-YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK
FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 10-YEAR TAX-EXEMPT BOND
MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 9-12 YEARS. INDEX
RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL
FUND.

(3)  SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND
EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund
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STATEMENT OF INVESTMENTS

November 30, 2001 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--98.0%                                                        Amount ($)                Value ($)
--------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.9%

Bay Minette Industrial Development Board, IDR

   (Coltec Industries, Inc) 6.50%, 2/15/2009                                                  4,505,000                4,455,580

McIntosh Industrial Development Board, EIR

   4.65%, 6/1/2008                                                                            5,400,000                5,495,472

ALASKA--4.8%

Alaska Industrial Development and Export Authority,

   Revolving Fund 6.375%, 4/1/2008                                                            3,000,000                3,101,010

Alaska Housing Finance Corp.:

   5.75%, 12/1/2009 (Insured; MBIA)                                                           7,335,000                7,821,897

   5.30%, 12/1/2012 (Insured; MBIA)                                                           2,395,000                2,469,940

Alaska Student Loan Corp., Student Loan Revenue:

   5.60%, 7/1/2011 (Insured; AMBAC)                                                           4,700,000                4,893,781

   5.70%, 7/1/2013 (Insured; AMBAC)                                                           5,990,000                6,197,793

   6%, 7/1/2016 (Insured; AMBAC)                                                              6,380,000                6,693,513

Anchorage:

   5.875%, 12/1/2015 (Insured; FGIC)                                                          2,365,000                2,593,459

   5.875%, 12/1/2016 (Insured; FGIC)                                                          1,500,000                1,637,955

   Electric Utility Revenue:

      6.50%, 12/1/2008 (Insured; MBIA)                                                        2,755,000                3,153,070

      6.50%, 12/1/2009 (Insured; MBIA)                                                        2,910,000                3,361,981

      5.875%, 2/1/2012 (Insured; FSA)                                                         3,175,000                3,482,975

Northern Tobacco Securitization Corp,

  Tobacco Settlement Revenue

   6%, 6/1/2013                                                                               5,245,000                5,621,591

ARIZONA--1.8%

Maricopa County Industrial Development Authority:

  Hospital Facility Revenue (Samaritan Health Services)

      7.15%, 12/1/2004 (Insured; MBIA)                                                        9,835,000               10,649,240

   Hospital Systems Revenue (Baptist Hospital)

      5.20%, 9/1/2005 (Insured; MBIA)                                                         3,125,000                3,348,219

Mesa Industrial Development Authority, Revenue

  (TRW Vehicle Safety Systems, Inc.)

   7.25%, 10/15/2004                                                                          5,000,000                5,081,850

CALIFORNIA--1.7%

California (Veterans) 8.52%, 12/1/2013                                                        5,000,000  (a,b)         5,251,750

California Statewide Community Development Authority:

  Apartment Development Revenue

      (Irvine Apartment Communities) 5.10%, 5/15/2025                                         4,000,000                4,074,240

   MFHR 5.20%, 12/1/2029                                                                      3,000,000                3,077,010



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Student Education Loan Marketing Corporation,

  Student Loan Revenue:

      6.70%, 7/1/2008                                                                         2,500,000                2,680,400

      6.75%, 7/1/2008                                                                         2,500,000                2,647,925

COLORADO--3.3%

Bowles Metropolitan District 4.25%, 12/1/2023

   (LOC; U.S. Bank National Association)                                                      5,000,000                5,081,700

E-470 Public Highway Authority, Revenue

   Zero Coupon, 9/1/2010 (Insured; MBIA)                                                     30,000,000               20,252,100

El Paso County School District

  (Number 11 Colorado Springs):

      6.25%, 12/1/2009                                                                        1,000,000                1,146,530

      6.50%, 12/1/2010                                                                        2,000,000                2,334,540

      6.50%, 12/1/2011                                                                        2,040,000                2,400,835

Interlocken Metropolitan District:

   Zero Coupon, 12/15/2007                                                                    2,835,000                2,178,187

   Zero Coupon, 12/15/2008                                                                    2,835,000                2,053,872

CONNECTICUT--1.1%

Connecticut, Revenue

  (Mashantucket Western Pequot Tribe):

      6.50%, 9/1/2006 (Escrowed to Maturity)                                                  2,475,000                2,807,195

      6.50%, 9/1/2006                                                                         2,525,000                2,752,225

      5.60%, 9/1/2009                                                                         1,000,000                1,028,380

      5.70%, 9/1/2012                                                                         2,400,000                2,434,272

Connecticut Development Authority, PCR

   (United Illuminating) 4.35%, 6/1/2026                                                      2,125,000                2,157,449

DISTRICT OF COLUMBIA--1.9%

District of Columbia, Revenue (American University)

   5.50%, 10/1/2011 (Insured; AMBAC)                                                          5,435,000                5,718,381

District of Columbia Tobacco Settlement Financing Corp.:

   5.80%, 5/15/2013                                                                           3,505,000                3,639,942

   5.875%, 5/15/2014                                                                          5,000,000                5,177,650

Metropolitan Airports Authority, Airport Revenue

   5.75%, 10/1/2011 (Insured; MBIA)                                                           5,750,000                5,994,203

DELAWARE--.4%

Delaware County Industrial Development
   Authority, PCR (Peco Energy Co.)
   5.20%, 4/1/2021                                                                            4,000,000                4,143,560

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FLORIDA--1.5%

Dade County, Resource Recovery Facility Revenue

   5.20%, 10/1/2005 (Insured; AMBAC)                                                          7,880,000                8,323,250

Orange County, Tourist Development Tax Revenue

   5%, 10/1/2015 (Insured; MBIA)                                                              5,000,000                5,085,050

Pinellas County, RRR

   5.10%, 10/1/2003 (Insured; MBIA)                                                           2,915,000                3,035,244

GEORGIA--1.2%

Atlanta, Airport Facilities Revenue

   6%, 1/1/2007 (Insured; AMBAC)                                                              5,780,000                6,341,874

   Zero Coupon, 1/1/2010 (Insured; MBIA)                                                      9,600,000                6,223,296

ILLINOIS--5.3%

Carol Stream, First Mortgage Revenue

   (Windsor Park Manor) 6.50%, 12/1/2007                                                      3,000,000                3,097,680

Chicago (Neighborhoods Alive 21 Program)

   5.50%, 1/1/2014 (Insured; FGIC)                                                            3,230,000                3,430,195

Chicago Housing Authority, Revenue

   (Capital Program) 5%, 7/1/2008                                                             3,000,000                3,117,480

Chicago O'Hare International Airport:

  Passenger Facility Charge Revenue

      5.50%, 1/1/2008 (Insured; AMBAC)                                                        5,000,000                5,330,800

   (United Airlines, Inc.)

      5.80%, 11/1/2035                                                                        6,000,000                4,360,980

Hoffman Estates, Tax Increment Revenue

  (Area Economic Development)

   5.25%, 11/15/2009                                                                         10,000,000               10,427,500

Illinois Development Finance Authority, Providers Facility

  Acquisition Revenue (Community Rehabilitation):

      5.60%, 7/1/2003                                                                         1,485,000                1,516,200

      5.60%, 7/1/2004                                                                         1,000,000                1,027,880

      5%, 7/1/2006                                                                            1,920,000                1,951,910

      5.90%, 7/1/2009                                                                         1,325,000                1,363,398

Illinois Educational Facilities Authority, Revenue

   (Illinois Institute of Technology) 6.60%, 12/1/2009                                        2,665,000                2,873,829

Illinois Health Facilities Authority, Revenue:

  (Central Dupage Health Wyndemere Retirement

      Community) 6.125%, 11/1/2007 (Insured; MBIA)                                            4,400,000                4,568,476

   (Evangelical Hospital):

      6.75%, 4/15/2007                                                                        2,035,000                2,267,743

      6.75%, 4/15/2007 (Prerefunded 4/15/2002)                                                1,055,000  (c)           1,094,562

   (Southern Illinois Hospital Services) 6.50%, 3/1/2007

      (Insured; MBIA, Prerefunded 3/1/2002)                                                   3,530,000  (c)           3,640,418



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Student Assistance Commission

  Student Loan Revenue:

      5.45%, 9/1/2005                                                                         2,050,000                2,171,709

      5.55%, 9/1/2006                                                                         4,000,000                4,256,040

INDIANA--7.6%

Boonville Junior High School Building Corp.,

   First Mortgage Revenue 6.80%, 7/1/2005                                                     3,100,000                3,235,656

Brownsburg School Building Corp.,

  First Mortgage Revenue:

    5.80%, 8/1/2008

         (Insured; FSA, Prerefunded 2/1/2005)                                                 2,650,000  (c)           2,907,103

      5.90%, 8/1/2009

         (Insured; FSA, Prerefunded 2/1/2005)                                                 2,895,000  (c)           3,184,529

Central High School Building Corp., First Mortgage

   5.50%, 8/1/2009 (Insured; AMBAC)                                                           3,960,000                4,276,523

Indiana Bond Bank (Hendricks Special Hospital Program)

   6.90%, 4/1/2006                                                                            3,000,000                3,101,550

Indiana Development Finance Authority, PCR

  (Inland Steel Company Project Number 13):

      5.75%, 10/1/2011                                                                       11,500,000                3,858,365

      7.25%, 11/1/2011                                                                       10,330,000                3,465,095

Indiana Health Facility Financing Authority, HR

  (Clarian Health Partners, Inc.):

      5.50%, 2/15/2010                                                                        3,000,000                3,161,010

      5.50%, 2/15/2011                                                                        5,000,000                5,237,150

Indiana Municipal Power Agency,

  Power Supply Systems Revenue

   5.70%, 1/1/2006 (Insured; MBIA)                                                            8,400,000                9,062,760

Indiana Transportation Finance Authority,

  Airport Facilities LR (United Air)

   6.50%, 11/1/2007 (Prerefunded 11/1/2002)                                                   2,675,000  (c)           2,838,015

Indianapolis Local Public Improvement Bond Bank:

   6.30%, 2/1/2004                                                                            2,800,000                2,981,888

   6.40%, 2/1/2005                                                                            3,000,000                3,260,070

   6.50%, 1/1/2011 (Insured; FSA)                                                             6,415,000                7,464,366

Knox County Hospital Association, LR

   5.65%, 7/1/2008 (Insured; MBIA)                                                            4,150,000                4,345,050

North Montgomery Elementary School Building Corp.,

   First Mortgage Revenue 6.50%, 7/1/2006                                                     5,665,000                6,125,111

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INDIANA (CONTINUED)

Plymouth, Multi-School Building Corp.

  (First Mortgage-Plymouth Community School)

   5.50%, 7/1/2005 (Insured; MBIA)                                                            3,000,000                3,219,840

Westfield High School Building Corp.,

  First Mortgage Revenue:

    5.45%, 7/15/2009

         (Insured; AMBAC, Prerefunded 7/15/2005)                                              5,000,000  (c)           5,473,800

      5.25%, 7/5/2013 (Insured; AMBAC)                                                        3,000,000                3,110,700

IOWA--1.4%

Ames, HR (Mary Greeley Medical Center Project)

   6.25%, 8/15/2006 (Insured; AMBAC)                                                          4,320,000                4,518,288

Council Bluffs, IDR (Cargill, Inc. Project) 7%, 3/1/2007                                      4,400,000                4,536,708

Tobacco Settlement Authority, Tobacco Settlement

   Revenue 5.50%, 6/1/2014                                                                    5,880,000                6,042,935

KENTUCKY--1.7%

Ashland, PCR (Ashland, Inc.) 5.70%, 11/1/2009                                                 4,000,000                4,189,080

Carrolton and Henderson Public Energy Authority,

  Gas Revenue (Kentucky Trust)

   5%, 1/1/2006 (Insured; FSA)                                                                3,500,000                3,651,410

Kenton County Airport Board, Airport Revenue

  (Cincinnati/Northern Kentucky International)

   5.75%, 3/1/2009 (Insured; MBIA)                                                            3,710,000                3,940,614

Mount Sterling, LR (Kentucky League Cities Funding)

   5.625%, 3/1/2003                                                                           6,000,000                6,207,300

LOUISIANA--1.5%

Louisiana Public Facilities Authority, Revenue:

   6.60%, 11/15/2012                                                                          4,430,000                4,677,238

   6.60%, 11/15/2012 (Prerefunded 11/15/2002)                                                 3,635,000  (c)           3,863,569

   (Louisiana Association of Independent Colleges

      and Universities) 6.50%, 12/1/2002                                                      1,485,000                1,517,625

Saint Charles Parish, PCR

   8.466%, 10/1/2003                                                                          5,125,000  (a,b)         5,390,783

MARYLAND--.4%

Northeast Waste Disposal Authority, RRR

   (Baltimore Resco Retrofit Project) 4.75%, 1/1/2012                                         3,900,000                3,793,257

MASSACHUSETTS--1.5%

Boston Industrial Development Financing Authority,

  Sewage Facility Revenue (Harbor Electric Energy Co.)

   7.10%, 5/15/2002                                                                             730,000                  741,527



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS (CONTINUED)

Massachusetts 8.29%, 12/1/2010                                                                3,000,000  (a,b)         3,363,690

Massachusetts Housing Finance Agency,

  Housing Revenue:

      6.30%, 7/1/2007 (Insured; AMBAC)                                                        2,795,000                2,960,296

      6.35%, 7/1/2008 (Insured; AMBAC)                                                        3,005,000                3,171,688

      6.40%, 7/1/2009 (Insured; AMBAC)                                                        3,275,000                3,447,134

Plymouth County, COP (Correctional Facilities Project)

   5%, 4/1/2015 (Insured; AMBAC)                                                              2,025,000                2,068,052

MICHIGAN--6.0%

Detroit Local Development Finance Authority

   5.20%, 5/1/2010                                                                            5,745,000                5,990,541

Greater Detroit Resource Recovery Authority, Revenue:

   6.25%, Series A, 12/13/2008 (Insured; AMBAC)                                              11,000,000               12,465,750

   6.25%, Series B, 12/13/2008 (Insured; AMBAC)                                               7,755,000                8,788,354

Michigan Hospital Finance Authority, Revenue

   8.402%,11/15/2007                                                                          5,750,000  (a,b)         6,306,658

   (Ascension Health Credit)

      5.05%, 11/15/2033                                                                       5,000,000                5,200,100

   (Genesys Health System)

      8.10%, 10/1/2013 (Prerefunded 10/1/2005)                                               10,000,000  (c)          11,904,400

   (Sparrow Obligation Group):

      5.25%, 11/15/2011                                                                       1,250,000                1,282,637

      5.75%, 11/15/2016                                                                       1,250,000                1,289,450

Michigan Municipal Bond Authority, Revenue

   (Drinking Water Revolving Fund) 5.25%, 10/1/2016                                           2,370,000                2,438,043

Michigan Strategic Fund, SWDR

   (Genesee Power Station) 7.125%, 1/1/2006                                                   5,000,000                4,974,300

Wayne State University, University Revenues

   5.40%, 11/15/2006 (Insured; AMBAC)                                                         2,775,000                2,960,509

MISSISSIPPI--2.0%

Mississippi, Gaming Countys Highway Improvement

   5.25%, 7/1/20011                                                                           6,790,000                7,174,246

Mississippi Development Bank, Special Obligation

  (Adams County HR Project)

   5.75%, 7/1/2010 (Insured; FSA)                                                             3,445,000                3,667,995

Mississippi Higher Education Assistance Corp.

  Student Loan Revenue:

      5.30%, 9/1/2008                                                                         2,390,000                2,474,773

      5.45%, 3/1/2010                                                                         2,600,000                2,713,828

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

MISSISSIPPI (CONTINUED)

Walnut Grove Correctional Authority, COP:

   5.25%, 11/1/2005 (Insured; AMBAC)                                                          1,670,000                1,786,549

   5.50%, 11/1/2006 (Insured; AMBAC)                                                          1,760,000                1,909,072

   5.50%, 11/1/2007 (Insured; AMBAC)                                                          1,855,000                2,014,048

MISSOURI--2.4%

Joplin Industrial Development Authority, Revenue

  (Catholic Health Initiatives):

      5.50%, 12/1/2009                                                                        3,185,000                3,384,795

      5.625%, 12/1/2010                                                                       3,340,000                3,553,159

Missouri Environmental Improvement & Energy Research

  Authority, Water Pollution Control Revenue

   5.50%, 1/1/2011                                                                            3,135,000                3,426,461

Missouri Highways & Transportation Commission

   Road Revenue 5.50%, 2/1/2009                                                               3,440,000                3,750,838

Saint Louis, Airport Revenue

  (Airport Development Program)

      5.625%, 7/1/2015 (Insured; MBIA)                                                        2,500,000                2,665,775

   (Lambert-Saint Louis International Airport)

      6%, 7/1/2005 (Insured; FGIC)                                                            1,545,000                1,596,294

Saint Louis Industrial Development Authority, Revenue

   (Saint Louis Convention) 7%, 12/15/2015                                                    7,090,000                7,440,033

NEVADA--1.6%

Washoe County, Water Facilities Revenue

   9.162%, 5/1/2003                                                                           5,000,000  (a,b)         5,222,100

Clark County, Passenger Facility Charge Revenue

  (Las Vegas McCarran International Airport):

      5.95%, 7/1/2005 (Insured; AMBAC)                                                        6,365,000                6,909,080

      5.80%, 7/1/2009 (Insured; MBIA)                                                         4,250,000                4,493,907

NEW JERSEY--2.6%

New Jersey 5.25%, 7/1/2014                                                                    5,000,000                5,344,750

New Jersey Economic Development Authority, Revenue:

   7.699%, 6/15/2008                                                                          5,000,000  (a,b)         5,787,900

   School Facilities

      (Construction 2001) 5.25%, 6/15/2010                                                       30,000                   32,364

   Special Facilities

      (Continental Airlines, Inc.)

         6.625%, 9/15/2012                                                                    7,500,000                6,580,575

   Waste Paper Recycling

      (Marcal Paper Mills, Inc.):

         5.75%, 2/1/2004 (Insured; MBIA)                                                      1,760,000                1,752,098

         8.50%, 2/1/2010 (Insured; MBIA)                                                      2,705,000                2,932,112



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

NEW JERSEY (CONTINUED)

New Jersey Turnpike Authority, Revenue

   5.625%, 1/1/2015 (Insured; MBIA)                                                           5,000,000                5,379,300

NEW MEXICO--1.5%

Farmington, PCR (El Paso Electric)

   6.15%, 8/1/2002                                                                           10,000,000               10,117,600

New Mexico Educational Assistance Foundation,

  Student Loan Revenue

   6.70%, 3/1/2006                                                                            5,565,000                5,909,752

NEW YORK--7.4%

City University of New York, COP (John Jay College)

   5.75%, 8/15/2004                                                                           5,970,000                6,402,586

Long Island Power Authority, Electric System Revenue

   5%, 4/1/2012 (Insured; MBIA)                                                               5,000,000                5,212,700

New York City:

   5.70%, 8/1/2007                                                                            3,450,000                3,741,732

   6.25%, 8/1/2009                                                                            7,000,000                7,840,700

   6.375%, 8/15/2009                                                                         19,750,000               21,983,132

   6.375%, 8/15/2009 (Prerefunded 8/15/2005)                                                  5,250,000  (c)           5,932,973

New York State Dormitory Authority, Revenues

  (Department of Health):

      5.50%, 7/1/2010                                                                         2,000,000                2,124,440

      5.625%, 7/1/2011                                                                        3,240,000                3,447,101

New York State Mortgage Agency, Homeowner Mortgage

   Revenue 5.375%, 10/1/2017                                                                  3,150,000                3,223,458

New York State Thruway Authority, Service Contract

  Revenue (Local Highway & Bridge):

      5%, 4/1/2010                                                                            2,605,000                2,751,088

      6%, 4/1/2011                                                                            5,000,000                5,610,850

New York State Urban Development Corp.,

   Correctional Facilities Revenue 5.25%, 1/1/2010                                            4,520,000                4,764,216

Triborough Bridge and Tunnel Authority, Revenue

   6.75%, 1/1/2009                                                                            5,100,000                5,856,738

NORTH CAROLINA--1.2%

North Carolina Municipal Power Agency,

  Electric Revenue (Number 1 Catawba)

   5.50%, 1/1/2010                                                                           10,000,000               10,584,300

Raleigh Durham Airport Authority,
   Airport Revenue

   5.25%, 11/1/2012 (Insured; FGIC)                                                           2,365,000                2,516,218

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

OHIO--2.6%

Cleveland, Airport Systems Revenue

   5.25%, 1/1/2014 (Insured; FSA)                                                             3,000,000                3,115,140

Cuyahoga County, HR (Metrohealth System)

   5.25%, 2/15/2010 (Insured; MBIA)                                                           5,160,000                5,493,852

Erie County 5.375%, 5/15/2010                                                                 2,340,000                2,470,361

Franklin County, HR (Holy Cross Health Systems)

   5.20%, 6/1/2005 (Insured; MBIA)                                                            2,930,000                3,114,238

Knox County, Hospital Facilities Revenue

  (Knox Community Hospital Asset Guaranty)

   5%, 6/1/2012                                                                               1,500,000                1,528,860

Lorain, HR:

   (Catholic Healthcare) 5.25%, 10/1/2009                                                     5,000,000                5,219,850

   (Lakeland Community Hospital, Inc.)

      6.50%, 11/15/2012                                                                       3,860,000                4,107,889

Ohio Air Quality Development Authority, PCR

   (Cleveland) 4.60%, 10/1/2030                                                               3,085,000                3,093,453

OKLAHOMA--2.2%

Norman Regional Hospital Authority, HR

   5.625%, 9/1/2016 (Insured; MBIA)                                                           4,510,000                4,670,781

Tulsa, Municipal Airport Trust Revenue

  (American Airlines):

      5.80%, 6/1/2035                                                                         3,500,000                3,297,105

      5.375%, 12/1/2035                                                                      10,000,000                8,931,100

Washington County Medical Authority, Revenue

  (Jane Phillips Medical Center)

   5.50%, 11/1/2010 (Insured; Connie Lee)                                                     6,175,000                6,517,960

OREGON--1.2%

Port Portland International Airport, Revenue

   5%, 7/1/2014 (Insued; MBIA)                                                                2,555,000                2,559,088

Washington County Unified Sewer Agency

   Sewer Revenue 5.75%, 10/1/2012 (Insued; FGIC)                                              5,670,000                6,341,895

Washington & Clackamas Counties

   (School District No. 23) 5.25%, 6/1/2015                                                   3,285,000                3,496,291

PENNSYLVANIA--3.7%

Beaver County Industrial Development Authority, PCR

   (Ohio Edison Co. Project) 7.021%, 6/1/2004                                                 7,500,000  (a,b)         7,531,575

Pennsylvania Economic Development Financing Authority,

  RRR (Northampton Generating):

      6.75%, 1/1/2007                                                                         7,000,000                7,249,340

      6.40%, 1/1/2009                                                                         6,000,000                6,111,240



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Pennsylvania Higher Educational Facilities Authority,

  Health Services Revenue (University of Pennsylvania):

      5.60%, Series A, 1/1/2010                                                               4,750,000                4,918,577

      5.60%, Series B, 1/1/2010                                                               4,350,000                4,504,381

      5.70%, 2/1/2011                                                                         5,250,000                5,435,798

   (UPMC Health System) 6.25%, 1/15/2015                                                      3,660,000                3,939,880

RHODE ISLAND--1.7%

Rhode Island Health and Educational Building Corp.,

  Health Facilities Revenue (San Antoine)

      5.50%, 11/15/2009                                                                       3,320,000                3,522,852

   Hospital Financing Revenue

      (Lifespan Obligation Group):

         5.75%, 5/15/2007 (Insured; MBIA)                                                     4,805,000                5,227,071

         5.75%, 5/15/2008 (Insured; MBIA)                                                     5,560,000                6,061,012

Rhode Island Housing and Mortgage Finance Corp.

  (Rental Housing Program):

      5.65%, 10/1/2007                                                                        2,175,000                2,213,106

      5.65%, 10/1/2008                                                                        1,350,000                1,371,586

SOUTH CAROLINA--1.8%

Charleston County, Health Facilities Revenue

   (Espiscopal Church) 5.40%, 4/1/2004                                                        5,000,000                5,004,500

Charleston County, Hospital Facilities Improvement

  Revenue (Medical Society Health)

   5.50%, 10/1/2005 (Insured; MBIA)                                                           7,945,000                8,489,471

Oconee County, PCR (Engelhard Corp. Project)

   5.375%, 5/1/2006                                                                           1,500,000                1,578,090

Piedmont Municipal Power Agency, Electric Revenue

   6.25%, 1/1/2004 (Insured; FGIC, Escrowed To Maturity)                                        585,000                  625,786

York County, PCR (Bowater, Inc.) 7.625%, 3/1/2006                                             2,900,000                3,089,167

TENNESSEE-1.1%

Johnson City Health and Educational Facility Board, HR

  (Medical Center Hospital Improvement)

   5.125%, 7/1/2011 (Insured; MBIA)                                                           6,720,000                7,109,222

Tennessee Housing Development Agency

  (Homeownership Program):

      5.20%, 7/1/2010                                                                         1,815,000                1,897,219

      5.30% 7/1/2011                                                                          2,140,000                2,236,835

TEXAS--9.1%

Austin Convention Enterprises, Inc., Revenue

   (Convention Center Hotel) 6.375%, 1/1/2016                                                 3,945,000                3,954,152

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Austin Independent School District

   5.60%, 8/1/2009 (Prerefunded 8/1/2006)                                                     4,590,000  (c)           5,013,060

   5.60% 8/1/2009                                                                             2,025,000                2,143,503

Bexar County, Revenue (Venue)

   5.75%, 8/15/2013 (Insured; MBIA)                                                           5,000,000                5,428,950

Cypress Fairbanks Independent School District

   (Schoolhouse) 6.75%, 2/15/2012                                                             1,700,000                2,006,629

Dallas-Fort Worth International Airport Facilities,

  Improvement Corp. Revenue

   (American Airlines) 5.95%, 5/1/2029                                                       11,950,000               11,357,280

Ennis IDC, Revenue (Cargill, Inc.) 6.15%, 11/1/2003                                           2,450,000                2,480,502

Gulf Coast Waste Disposal Authority, SWDR

   (Quaker Oats Co.) 5.70%, 5/1/2006                                                          2,210,000                2,353,827

Harris County Health Facilities Development Corp., HR:

  (Memorial Hermann Hospital System)

      5.50%, 6/1/2012 (Insured; FSA)                                                          8,295,000                8,886,351

   (Memorial Hospital System) 6%, 6/1/2008 (Insured; MBIA)                                    3,000,000                3,298,230

Harris County Hospital District, Mortgage Revenue:

   7.50%, 2/15/2003 (Insured; AMBAC)                                                          1,855,000                1,915,900

   7.50%, 2/15/2003 (Insured; AMBAC)                                                          1,795,000                1,851,866

Houston, Airport Systems Revenue

   (Special Facilities - Continental) 6.75%, 7/1/2021                                         2,000,000                1,585,880

Matagorda County, Navigation District, PCR

   5.632%, 11/1/2003                                                                          7,500,000  (a,b)         7,484,775

North Central Health Facility Development Corp.,

  Revenue (Baylor Healthcare System)

   6.44%, 5/15/2008 (Prerefunded 5/15/2002)                                                   1,250,000  (c)           1,299,813

Port Corpus Christi Authority, Nueces County, Revenue

   (Union Pacific) 5.125%, 4/1/2009                                                           2,250,000                2,262,825

Rio Grande Consolidated Independent School District,

   Public Facilities LR 6.40%, 7/15/2003                                                      2,085,000                2,129,515

Rio Grande Valley Health Facilities Development Corp., HR

   (Valley Baptist Medical Center)
   6.25%, 8/1/2006 (Insured; MBIA)                                                            5,100,000                5,327,052

South Texas Higher Education Authority,

   Student Loan Revenue 5.30%, 12/1/2003                                                      2,245,000                2,338,055

Tarrant County Health Facilities Development Corp.,

  Health Systems Revenue:

      (Harris Methodist Health Systems) 6%, 9/1/2010                                          7,725,000                8,703,912

      (Health Resources Systems)

         5.75%, 2/15/2014 (Insured; MBIA)                                                     5,000,000                5,280,550



                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Texas Municipal Power Agency, Revenue

   5%, 9/1/2013 (Insured; AMBAC)                                                              5,000,000                5,034,750

Texas State College, Student Loan:

   6%, 8/1/2005                                                                               2,130,000                2,307,557

   6%, 8/1/2006                                                                               2,500,000                2,728,125

UTAH--2.1%

Carbon County, SWDR:

   (Sunnyside Cogeneration-A) 6.375%, 8/15/2011                                               8,450,000                8,367,781

   (Sunnyside Cogeneration-B) Zero Coupon, 8/15/2024                                          2,585,000                  661,372

Jordanelle Special Service District

  (Special Assessment Improvement District)

   8%, 10/1/2011                                                                              6,495,000                6,694,851

Utah Board of Regents, Student Loan Revenue:

   6.25%, 11/1/2003 (Insured; AMBAC)                                                          3,000,000                3,141,270

   6.35%, 11/1/2004 (Insured; AMBAC)                                                          3,000,000                3,134,490

VIRGINIA--2.4%

Big Stone Gap Redevelopment and Housing Authority,

  Correctional Facility LR

   (Wallens Ridge Development Project) 6%, 9/1/2007                                           4,000,000                4,377,960

Fairfax County Economic Development Authority,

  Educational Facilities Revenue

  (George Mason University Educational Foundation):

      6.50%, 11/15/2002                                                                       2,000,000                2,069,320

      6.95%, 11/15/2002                                                                       5,360,000                5,527,822

Virginia Housing Development Authority,

  Commonwealth Mortgage:

      6.05%, 1/1/2004                                                                         4,400,000                4,635,092

      6.15%, 1/1/2005                                                                         4,400,000                4,709,892

      5.45%, 1/1/2012                                                                         2,205,000                2,283,432

      5.70%, 7/1/2015 (Insured; MBIA)                                                         1,510,000                1,564,164

WASHINGTON--5.1%

Clark County Public Utility District:

   Electric Revenue 6.30%, 1/1/2004 (Insured; FGIC)                                           1,275,000                1,292,085

   Generating System Revenue

      5.625%, 1/1/2010 (Insured; FSA)                                                         3,795,000                4,125,772

Energy Northwest, Revenue (Wind Project):

   4.55%, 7/1/2006                                                                            1,600,000                1,592,096

   5.60%, 7/1/2015                                                                            2,530,000                2,468,825

Seattle Municipal Light & Power, Revenue:

   5.25%, 3/1/2010 (Insured; FSA)                                                                50,000                   53,142

   8.65%, 3/1/2010                                                                            6,500,000  (a,b)         7,317,050

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

WASHINGTON (CONTINUED)

Washington:

   5.75%, 10/1/2012                                                                              20,000                   22,444

   5.75%, 10/1/2012                                                                           2,305,000                2,565,511

   COP (Convention & Trade Center) 5.125%, 7/1/2013                                           5,000,000                5,142,100

Washington Health Care Facilities Authority, Revenue

   (Sisters of Providence) 5.40%, 10/1/2010 (Insured; AMBAC)                                  3,000,000                3,142,530

Washington Housing Finance Commission:

   SFMR 6.85%, 7/1/2011 (Insured; FNMA, GNMA)                                                 2,145,000                2,218,681

   MFHR (Alderbrook Apartments Project)

      4.90% 7/1/2030 (LOC; Bank One, Arizona, N.A.)                                           7,100,000                7,068,121

Washington, Public Power Supply Systems Revenue

  (Nuclear Project Number 1):

      7.25%, 7/1/2006 (Insured; FSA)                                                          6,000,000                6,890,640

      6%, 7/1/2007 (Insured; AMBAC)                                                           9,720,000               10,729,908

WISCONSIN--1.5%

Wisconsin Health and Educational Facilities Authority, Revenue:

  (Aurora Health Care, Inc.):

      5%, 8/15/2009 (Insured; MBIA)                                                           4,335,000                4,527,691

      5%, 8/15/2010 (Insured; MBIA)                                                           3,955,000                4,104,539

   (Aurora Medical Group, Inc.)

      6%, 11/15/2011 (Insured; FSA)                                                           3,500,000                3,940,020

   (Wheaton Franciscan Services, Inc.)

      6.50%, 8/15/2007 (Insured; MBIA)                                                        3,000,000                3,075,000

U. S. RELATED--.8%

Childrens Trust Fund, Tobacco Settlement Revenue:

   5.75%, 7/1/2012                                                                            5,000,000                5,383,650

   5.75%, 7/1/2013                                                                            3,300,000                3,541,131

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $1,015,227,149)                                                                                           1,042,215,351
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--.2%
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA;

Jacksonville Electric Authority, Electric System Revenue, VRDN

  1.6% (LOC; Bank of America, National Trust )

   (cost $2,300,000)                                                                          2,300,000                2,300,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,017,527,149)                                                           98.2%            1,044,515,351

CASH AND RECEIVABLES (NET)                                                                         1.8%               18,761,106

NET ASSETS                                                                                       100.0%            1,063,276,457


Summary of Abbreviations

AMBAC                 American Municipal Bond

                           Assurance Corporation

COP                   Certificate of Participation

EIR                   Environmental Improvement

                           Revenue

FGIC                  Financial Guaranty

                           Insurance Company

FNMA                  Federal National Mortgage

                           Association

FSA                   Financial Security Assurance

GNMA                  Government National

                           Mortgage Association

HR                    Hospital Revenue

IDC                   Industrial Development

                           Corporation

IDR                   Industrial Development Revenue

LOC                   Letter of Credit

LR                    Lease Revenue

MBIA                  Municipal Bond Investors Assurance

                           Insurance Corporation

MFHR                  Multi-Family Housing Revenue

PCR                   Pollution Control Revenue

RRR                   Resources Recovery Revenue

SFMR                  Single Family Mortgage Revenue

SWDR                  Solid Waste Disposal Revenue

VRDN                  Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              48.4

AA                               Aa                              AA                                               16.9

A                                A                               A                                                14.6

BBB                              Baa                             BBB                                               6.1

BB                               Ba                              BB                                                4.0

B                                B                               B                                                 1.1

F1+, F-1                         MIG1, VMIG1 & P1                SP1, A1                                            .2

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     8.7

                                                                                                                 100.0

(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE PERIODICALLY.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION
NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 2001, THESE
SECURITIES AMOUNTED TO $75,131,161 OR 7.1% OF THE NET ASSETS.

(C)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POORS,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund



STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001 (Unaudited)

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                        1,017,527,149  1,044,515,351

Cash                                                                  5,434,464

Interest receivable                                                  17,356,146

Receivable for shares of Common Stock subscribed                         20,865

Prepaid expenses                                                         19,260

                                                                  1,067,346,086
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           647,827

Payable for investment securities purchased                           3,146,263

Payable for shares of Common Stock redeemed                               7,825

Accrued expenses                                                        267,714

                                                                      4,069,629
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,063,276,457
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,043,852,504

Accumulated undistributed investment income--net                        275,605

Accumulated net realized gain (loss) on investments                  (7,839,854)

Accumulated net unrealized appreciation
  (depreciation) on investments--Note 4                              26,988,202
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,063,276,457
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)      78,940,571

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   13.47

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF OPERATIONS

Six Months Ended November 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     29,565,927

EXPENSES:

Management fee--Note 3(a)                                            3,231,055

Shareholder servicing costs--Note 3(b)                                 586,469

Custodian fees                                                          40,166

Directors' fees and expenses--Note 3(c)                                 22,087

Registration fees                                                       15,318

Professional fees                                                       14,574

Loan commitment fees--Note 2                                            10,746

Prospectus and shareholders' reports                                    10,156

Miscellaneous                                                           25,427

TOTAL EXPENSES                                                       3,955,998

INVESTMENT INCOME--NET                                              25,609,929
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              2,030,750

Net unrealized appreciation (depreciation) on investments           (5,591,181)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (3,560,431)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                22,049,498

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                        November 30, 2001           Year Ended

                                              (Unaudited)         May 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         25,609,929           51,604,427

Net realized gain (loss) on investments         2,030,750           (1,368,922)

Net unrealized appreciation
   (depreciation) on investments               (5,591,181)          47,728,977

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   22,049,498           97,964,482
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (25,568,793)         (51,604,427)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  68,645,429           88,645,355

Dividends reinvested                           18,631,490           37,472,253

Cost of shares redeemed                       (86,256,188)        (173,640,995)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS              1,020,731          (47,523,387)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (2,498,564)          (1,163,332)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,065,775,021        1,066,938,353

END OF PERIOD                               1,063,276,457        1,065,775,021

Undistributed investment income--net              275,605                   --
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     5,035,006            6,600,811

Shares issued for dividends reinvested          1,367,318            2,795,584

Shares redeemed                                (6,322,437)         (12,960,295)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      79,887           (3,563,900)

SEE NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                 Six Months Ended
                              November 30, 2001(a)                                        Year Ended May 31,
                                                             -----------------------------------------------------------------------
                                       (Unaudited)           2001            2000            1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                       13.51          12.94           13.83           14.14          13.85          13.75

Investment Operations:

Investment income--net                         .33            .65             .66             .67            .69            .71

Net realized and unrealized

   gain (loss) on investments                 (.05)           .57            (.79)           (.18)           .41            .20

Total from Investment
   Operations                                  .28           1.22            (.13)            .49           1.10            .91

Distributions:

Dividends from investment
   income--net                                (.32)          (.65)           (.67)           (.67)          (.69)          (.70)

Dividends from net realized
   gain on investments                          --             --            (.09)           (.13)          (.12)          (.11)

Total Distributions                           (.32)          (.65)           (.76)           (.80)          (.81)          (.81)

Net asset value,
   end of period                             13.47          13.51           12.94           13.83          14.14          13.85
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                              2.10(b)        9.54            (.97)           3.53           8.04           6.80
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                          .73(c)         .74             .75             .75            .74            .73

Ratio of net investment
   income to average
   net assets                                 4.76(c)        4.82            4.97            4.75           4.91           5.10

Decrease reflected in
   above expense ratios
   due to undertakings by
   The Dreyfus Corporation                      --            .00(d)          .02             .02            .01             --

Portfolio Turnover Rate                      12.63(b)       24.32           20.86           20.37          40.27          46.67
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                           1,063,276      1,065,775       1,066,938       1,265,267      1,346,525      1,387,575

(A)  AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR  INVESTMENT COMPANIES AND BEGAN
ACCRETING MARKET DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE
PERIOD ENDED NOVEMBER 30, 2001 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE
BY $.01, AND DECREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS PER
SHARE BY $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS FROM 4.68% TO 4.76%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR
PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN
PRESENTATION.

(B)  NOT ANNUALIZED.

(C)  ANNUALIZED.

(D)  AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the " Manager" ) serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation, (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service (" Service" ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled  a  month  or  more after the trade date. Under the terms of the custody agreement,  the  fund  receives  net  earnings  credits  based on available cash
balances    left    on    deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $8,913,000 available for Federal income tax purposes to be applied against net securities profits, if any, realized subsequent to May 31, 2001. This amount is calculated based on Federal income tax regulations which may differ from financial reporting in accordance with accounting principles generally accepted in the United States. If not applied, $7,208,000 of the carryover expires in fiscal 2008 and $1,705,000 expires in fiscal 2009.

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or
emergency    purposes,    including   the   financing   of   redemp   The   Fun

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

tions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2001, the fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the
fund'   s    average    daily    net    assets   and   is   payable   monthly.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholders accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2001, the fund was charged $296,983 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2001, the fund was charged $184,420 to the transfer agency agreement.

(C) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation.

(D) A .10% redemption fee is charged and retained by the fund on shares redeemed
within    thirty    days    following    the    date    of    issuance,

including redemptions made through the use of the fund's exchange privilege. During the period ended November 30, 2001, redemption fees charged and retained by the fund amounted to $22,592.

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2001, amounted to $133,565,343 and $150,690,106, respectively.

At November 30, 2001, accumulated net unrealized appreciation on investments was
$26,988,202,   consisting  of  $48,597,389  gross  unrealized  appreciation  and
$21,609,187 gross unrealized depreciation.

At November 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5--CHANGE IN ACCOUNTING PRINCIPLE:

As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies amortizing discount or premium on a scientific basis for debt securities on a daily basis. Prior to June 1, 2001, the fund amortized premiums on debt securities on a scientific basis but recognized market discount upon disposition. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $234,469 increase in accumulated undistributed investment income-net and a corresponding $234,469 decrease in accumulated net unrealized appreciation (depreciation) , based on securities held by the fund on November
30,    2001.

The effect of this change for the period ended November 30, 2001 was to increase net investment income by $41,136, and increase net unrealized appreciation (depreciation) by $4,489, and decrease net realized gains (losses) by $45,625.
The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

                                                             The Fund

NOTES

                                                           FOR MORE INFORMATION

                        DREYFUS INTERMEDIATE MUNCIPAL BOND FUND, INC. 200 Park Avenue
                        New York, NY 10166

                        MANAGER

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        CUSTODIAN

                        The Bank of New York
                        15 Broad Street
                        New York, NY 10286

                        TRANSFER AGENT & DIVIDEND DISBURSING AGENT

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        DISTRIBUTOR

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  947SA1101